INCOME TAXES - Deferred income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	$ (3,652)	$ (3,439)
(Expense) recovery in net income	(190)	(284)
Recovery in other comprehensive income	167	71
Acquisitions	(2,704)	0
Deferred tax assets (liabilities), end of period	(6,379)	(3,652)
Tax losses in foreign jurisdictions, to be paid between 2024 and 2027	42
Tax losses in foreign jurisdictions, carried forward indefinitely	29
Property, plant and equipment and inventory
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(2,149)	(2,025)
(Expense) recovery in net income	(95)	(124)
Recovery in other comprehensive income	0	0
Acquisitions	(1,265)	0
Deferred tax assets (liabilities), end of period	(3,509)	(2,149)
Goodwill and other intangibles
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(1,754)	(1,578)
(Expense) recovery in net income	(89)	(175)
Recovery in other comprehensive income	0	0
Acquisitions	(1,473)	(1)
Deferred tax assets (liabilities), end of period	(3,316)	(1,754)
Investments
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(89)	(135)
(Expense) recovery in net income	35	(1)
Recovery in other comprehensive income	52	47
Acquisitions	0	0
Deferred tax assets (liabilities), end of period	(2)	(89)
Lease liabilities
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	458	449
(Expense) recovery in net income	14	9
Recovery in other comprehensive income	0	0
Acquisitions	82	0
Deferred tax assets (liabilities), end of period	554	458
Contract and deferred commission cost assets
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(87)	(124)
(Expense) recovery in net income	(36)	37
Recovery in other comprehensive income	0	0
Acquisitions	0	0
Deferred tax assets (liabilities), end of period	(123)	(87)
Other
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(31)	(26)
(Expense) recovery in net income	(19)	(30)
Recovery in other comprehensive income	115	24
Acquisitions	(48)	1
Deferred tax assets (liabilities), end of period	$ 17	$ (31)